Organization and Principal Activities (Details) - USD ($)	Nov. 08, 2019	Sep. 30, 2021	Sep. 30, 2020
Organization and Principal Activities (Details) [Line Items]
Percentage of service fees	95.00%
Description of term	The Exclusive Management Consulting and Technical Service Agreement is effective for twenty years unless earlier terminated as set forth in the agreement or other written agreements entered into by the parties thereto.
Annual interest rate	24.00%
Term loan	20 years
Net assets		$ 12,508,001	$ 13,145,145
Jiangsu Baozhe [Member] | Ownership [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest	$ 1